Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income or Loss € in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025 EUR (€) € / shares	Jun. 30, 2025 USD ($) $ / shares		Jun. 30, 2024 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares
Profit or loss [abstract]
Revenues	€ 20,136	$ 23,619	[1]	€ 19,456	€ 40,467
Operating expenses	(9,206)	(10,798)	[1]	(9,523)	(19,803)
Depreciation and amortization expenses	(8,488)	(9,956)	[1]	(8,231)	(15,887)
Gross profit	2,442	2,865	[1]	1,702	4,777
Project development costs	(2,870)	(3,366)	[1]	(2,281)	(4,101)
General and administrative expenses	(3,384)	(3,969)	[1]	(3,034)	(6,063)
Share of profits of equity accounted investee	12	14	[1]	1,809	11,062
Other income	1,431	1,678	[1]		3,409
Operating profit (loss)	(2,369)	(2,778)	[1]	(1,804)	9,084
Financing income	7,051	8,270	[1]	2,424	2,495
Financing income in connection with derivatives and warrants, net	439	515	[1]	2,852	1,140
Financing expenses	(8,468)	(9,933)	[1]	(7,886)	(23,286)
Financing expenses, net	(978)	(1,148)	[1]	(2,610)	(19,651)
Loss before taxes on income	(3,347)	(3,926)	[1]	(4,414)	(10,567)
Tax benefit	1,771	2,077	[1]	988	1,424
Loss from continuing operations	(1,576)	(1,849)	[1]	(3,426)	(9,143)
Profit from discontinued operations (net of tax)			[1]	79	137
Loss for the period	(1,576)	(1,849)	[2]	(3,347)	(9,006)
Loss attributable to:
Owners of the Company	310	364	[1]	(1,434)	(6,524)
Non-controlling interests	(1,886)	(2,213)	[1]	(1,913)	(2,482)
Other comprehensive loss items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations	(9,048)	(10,613)	[1]	(433)	8,007
Foreign currency translation differences for foreign operations that were recognized in profit or loss			[1]	255	255
Effective portion of change in fair value of cash flow hedges	2,634	3,090	[1]	9,126	5,631
Net change in fair value of cash flow hedges transferred to profit or loss	(2,282)	(2,677)	[1]	(3,284)	(813)
Total other comprehensive income (loss)	(8,696)	(10,200)	[1]	5,664	13,080
Total comprehensive income (loss) for the period	(10,272)	(12,049)		2,317	4,074
Total other comprehensive income (loss) attributable to:
Owners of the Company	(8,855)	(10,386)	[1]	2,705	10,039
Non-controlling interests	159	186	[1]	2,959	3,041
Total other comprehensive income (loss)	(8,696)	(10,200)	[1]	5,664	13,080
Total comprehensive income (loss) for the period	(10,272)	(12,049)		2,317	4,074
Total comprehensive income (loss) for the period attributable to:
Owners of the Company	(8,545)	(10,022)	[1]	1,271	3,515
Non-controlling interests	(1,727)	(2,027)	[1]	1,046	559
Total comprehensive income (loss) for the period	€ (10,272)	$ (12,049)		€ 2,317	€ 4,074
Basic loss per share (in Euro per share and Dollars per share) | (per share)	€ 0.02	$ 0.02	[1]	€ (0.1)	€ (0.51)
Diluted loss per share (in Euro per share and Dollars per share) | (per share)	0.02	0.02	[1]	(0.1)	(0.51)
Basic loss per share from continuing operations (in Euro per share and Dollars per share) | (per share)	0.02	0.02	[1]	(0.11)	(0.52)
Diluted loss per share from continuing operations (in Euro per share and Dollars per share) | (per share)	0.02	0.02	[1]	(0.11)	(0.52)
Basic profit per share from discontinued operation (in Euro per share and Dollars per share) | (per share)			[1]	0.01	0.01
Diluted profit per share from discontinued operation (in Euro per share and Dollars per share) | (per share)			[1]	€ 0.01	€ 0.01

[1]	Convenience translation into US$ (exchange rate as at June 30, 2025: EUR 1 = US$ 1.173)
[2]	Convenience translation into US$ (exchange rate as at June 30, 2025: EUR 1 = US$ 1.173)